Form N-1A Cover	Sep. 15, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	FEDERATED HERMES EQUITY FUNDS
Entity Central Index Key	0000745968
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 15, 2025
Prospectus Date	Nov. 30, 2025
Supplement to Prospectus [Text Block]	Important Notice Regarding Change inInvestment Policy and Fund NameFederated Hermes Clover Small Value FundA Portfolio of Federated Hermes Equity FundsCLASS A SHARES (TICKER VSFAX)
CLASS C SHARES (TICKER VSFCX)
CLASS R SHARES (TICKER VSFRX)
INSTITUTIONAL SHARES (TICKER VSFIX)
CLASS R6 SHARES (TICKER VSFSX)SUPPLEMENT TO CURRENT PROSPECTUS Effective November 26, 2025, the Board of Trustees of Federated Hermes Equity Funds has approved the following changes with respect to the Federated Hermes Clover Small Value Fund (the “Fund”): transfer of the advisory contract from Federated Equity Management Company of Pennsylvania to Federated MDTA LLC, a change to the name of the Fund from “Federated Hermes Clover Small Value Fund” to “Federated Hermes MDT Small Cap Value Fund,” a change to the Fund’s investment strategies and a change in a non-fundamental investment policy for the Fund. Also effective November 26, 2025, the portfolio management team managing the Fund will be comprised of Daniel J. Mahr, Damien Zhang, Frederick L. Konopka and John Paul Lewicke.These changes are subject to review and comment by the Staff of the Securities and Exchange Commission (the “Staff”) and may change because of the Staff’s review. Shareholders of the Fund will be informed of changes, if any, following the Staff’s review.Accordingly, on November 26, 2025, please make the following changes:1. Under “Fund Summary Information” in the section “What are the Fund’s Main Investment Strategies?,” please delete the section in its entirety and replace it with the following:“The Fund seeks to achieve its objective by investing primarily in the common stock of small U.S. companies. The Fund’s investment adviser’s (“Adviser”) investment strategy utilizes a small capitalization (“small-cap”) value approach by selecting most of its investments from companies listed in the Russell 2000® Value Index, an index that measures the performance of those companies with lower price-to-book ratios and lower forecasted growth values within the small-cap segment of the U.S. equity universe, which includes the 2,000 smallest companies by market capitalization within the Russell 3000® Index (an index that includes the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market). As of July 31, 2025, companies in the Russell 2000® Value Index ranged in market capitalization from $56.2 million to $19.1 billion. The Fund’s investments may include, but are not limited to, equity securities of domestic issuers and real estate investment trusts (REITs). As the Fund’s sector exposure approximates the Russell 2000® Value Index, the Fund may, from time to time, have larger allocations to certain broad market sectors, such as financials and industrials.The Adviser implements its strategy using a quantitative model driven by fundamental and technical stock selection variables. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading cost basis. Additionally, risk is controlled through diversification constraints which limit exposure to individual companies as well as groups of correlated companies.Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small cap value investments. For purposes of this policy, small-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 2000 Index, and value investments will be defined as companies with value characteristics that meet the applicable parameters for inclusion in the Russell 3000 Value Index. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy.The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.”2. Under “Fund Summary Information” in the section “What are the Main Risks of Investing in the Fund?” please delete the following risks:Risk of Investing in ADRs and Domestically Traded Securities of Foreign Issuers, Risk of Investing in Derivative Contracts and Hybrid Instruments, Counterparty Credit Risk, Liquidity Risk, Leverage Risk and Technology Risk And add the following:“Quantitative Modeling Risk. The Fund employs quantitative models as a management technique. These models examine multiple economic factors using various proprietary and third-party data. The results generated by quantitative analysis may perform differently than expected and may negatively affect Fund performance for various reasons (for example, human judgment, data imprecision, software or other technology malfunctions, or programming inaccuracies).”3. Under “Fund Summary Information” in the section “Fund Management” please delete the section in its entirety and replace with the following:“The Fund’s Investment Adviser is Federated MDTA LLC.Daniel J. Mahr, CFA, Head of MDT, has been the Fund’s portfolio manager since November 2025.Damien Zhang, CFA, Head of MDT Research, has been the Fund’s portfolio manager since November 2025.Frederick L. Konopka, CFA, Portfolio and Trading Manager, has been the Fund’s portfolio manager since November 2025.John Paul Lewicke, Research Manager, has been the Fund’s portfolio manager since November 2025.”4. Under the section entitled “What are the Fund’s Investment Strategies?” please delete the first six paragraphs and replace with the following:“The Fund’s investment objective is to seek capital appreciation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus. The Fund seeks to achieve its objective by investing primarily in the common stock of small U.S. companies. The Fund may also invest in real estate investment trusts (REITs). The Fund considers small-cap companies to be companies of a size similar to companies listed in the Russell 2000® Value Index. The strategy seeks to maximize compound annual return while controlling risk. Individual stocks are selected for inclusion in the Fund based upon a proprietary quantitative model that is designed to facilitate an objective, disciplined, quantitative analysis of every stock in the Fund’s investment universe.The quantitative model constructs the portfolio by considering fundamental and technical measures, analyzing expected trading costs and employing risk controls to promote diversification. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading cost basis. Additionally, risk is controlled through diversification constraints which limit exposure to individual companies as well as groups of correlated companies. The Adviser reviews the proposed trades produced by the process in an effort to ensure that they are based on accurate and current information. If a proposed trade is deemed to be based on inaccurate or stale information, the trade decision is deferred until the model incorporates timely and accurate information.The Adviser may sell securities from the Fund’s portfolio for reasons including, but not limited to: (i) identification of deteriorating stock selection factors; (ii) identification of replacement securities with higher perceived value; and (iii) compliance with the Fund’s investment objectives, strategy, limitations and other parameters.The Adviser selects most of its investments from companies listed in the Russell 2000 Value Index, an index that measures the performance of those companies with lower price-to-book ratios and lower forecasted growth values within the small-cap segment of the U.S. equity universe, which includes the 2,000 smallest companies by market capitalization within the Russell 3000 Index (an index that includes the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market). Because the Fund primarily invests in companies that are defined by reference to the Russell 2000 Value Index, the market capitalization of companies in which the Fund may invest will vary with market conditions. The Russell 2000 Value Index is reconstituted on an annual basis. As of July 31, 2025, companies in the Russell 2000 Value Index ranged in market capitalization from $56.2 million to $19.1 billion. As the Fund’s sector exposure approximates the Russell 2000 Value Index, the Fund may, from time to time, have larger allocations to certain broad market sectors, such as financials and industrials.Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small cap value investments. For purposes of this policy, small-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 2000 Index, and value investments will be defined as companies with value characteristics that meet the applicable parameters for inclusion in the Russell 3000 Value Index. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy.”5. Under the section entitled “What are the Fund’s Principal Investments?” please delete the following:Warrants, ADRs and Domestically Traded Securities of Foreign Issuers, Convertible Securities, Derivative Contracts, Futures Contracts (A Type of Derivative), Option Contracts (A Type of Derivative), Swap Contracts (A Type of Derivative), Hybrid Instruments, Securities Lending, Derivatives Regulation and Asset Coverage and Investing in Securities of Other Investment Companies.6. Under the section entitled “What are the Specific Risks of Investing in the Fund?” please delete the following risks:Risk of Investing in ADRs and Domestically Traded Securities of Foreign Issuers, Risk of Investing in Derivative Contracts and Hybrid Instruments, Counterparty Credit Risk, Liquidity Risk, Leverage Risk and Technology Risk And add the following:“Quantitative Modeling RiskThe Fund employs quantitative models as a management technique. These models examine multiple economic and market factors using large data sets. The results generated by quantitative analysis may be different than expected and may negatively affect Fund performance for a variety of reasons. For example, human judgment plays a role in building, utilizing, testing and modifying the financial algorithms and formulas used in these models. Additionally, the data, which is typically supplied by third parties, can be imprecise or become stale due to new events or changing circumstances. Market performance can be affected by non-quantitative factors (for example, investor fear or over-reaction or other emotional considerations) that are not easily integrated into quantitative analysis. There may also be technical issues with the construction and implementation of quantitative models (for example, software or other technology malfunctions, or programming inaccuracies).”7. Under the section entitled “Who Manages the Fund?” please delete the first four paragraphs and the information under the sub-heading “Portfolio Manager Information” and replace with the following:“The Board governs the Fund. The Board selects and oversees the Adviser, Federated MDTA LLC (“MDT Advisers”) which is registered as an investment adviser with the SEC. Federated Hermes acquired MDT Advisers in July 2006. MDT Advisers is responsible for the day-to-day management of the Fund in accordance with the Fund’s investment objectives and policies (subject to the general supervision of the Fund’s Board). This includes designing, developing, periodically enhancing and implementing the quantitative model that drives investment decisions. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides security and market data and certain other support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.The address of the Adviser is 125 High Street, Oliver Tower, 21st Floor, Boston, MA 02110-2704. The address of FASC is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.The Adviser and other advisory subsidiaries of Federated Hermes combined, advise approximately 100 registered investment companies spanning equity, fixed-income and money market mutual funds and also manage a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds). Federated Hermes’ assets under management totaled approximately $829.6 billion as of December 31, 2024. Federated Hermes was established in 1955 as Federated Investors, Inc. and is one of the largest investment managers in the United States with more than 2,000 employees. Federated Hermes provides investment products to more than 10,000 investment professionals and institutions.The Adviser advises approximately 12 registered investment companies and also manages a variety of institutional, separately managed and sub-advised accounts. The Adviser’s assets under management totaled approximately $14.3 billion as of December 31, 2024.PORTFOLIO MANAGEMENT INFORMATIONThe Fund is managed by using a proprietary, quantitative model that drives investment selection, which is supported and implemented by the MDT Advisers Investment Team (“Investment Team”).Daniel J. Mahr, CFA, joined the Investment Team in 2002 and has been the Fund’s portfolio manager since November 2025.As Head of MDT, he is responsible for overseeing the Investment Team as it relates to the ongoing design, development and implementation of the investment model. He received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.Damien Zhang, CFA, joined the Investment Team in 2009 and has been the Fund’s portfolio manager since November 2025.As Head of MDT Research, he is responsible for day-to-day management of the Investment Team as it relates to the ongoing design, development and implementation of the investment model. Mr. Zhang received his A.B., Economics from Princeton University.Frederick L. Konopka, CFA, joined the Investment Team in 1997 and has been the Fund’s portfolio manager since November 2025.As Portfolio and Trading Manager, Mr. Konopka is responsible for the ongoing implementation of the investment model including trading impact evaluation and implementation. He received his A.B., Mathematics from Dartmouth College and his M.S., Concentration in Information Technology and Finance from MIT Sloan School of Management.John Paul Lewicke joined the Investment Team in 2007 and has been the Fund’s portfolio manager since November 2025.As Research Manager, Mr. Lewicke is responsible for ongoing evaluation and enhancement of the investment model, including software code design and development. Mr. Lewicke received his A.B., Mathematics and Computer Science from Dartmouth College.The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts and ownership of securities in the Fund.”September 15, 2025Federated Hermes Clover Small Value Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ457081 (9/25)© 2025 Federated Hermes, Inc.Important Notice Regarding Change in Investment Policy and Fund NameFederated Hermes Clover Small Value FundA Portfolio of Federated Hermes Equity FundsCLASS A SHARES (TICKER VSFAX)
CLASS C SHARES (TICKER VSFCX)
CLASS R SHARES (TICKER VSFRX)
INSTITUTIONAL SHARES (TICKER VSFIX)
CLASS R6 SHARES (TICKER VSFSX)SUPPLEMENT TO CURRENT SUMMARY PROSPECTUS Effective November 26, 2025, the Board of Trustees of Federated Hermes Equity Funds has approved the following changes with respect to the Federated Hermes Clover Small Value Fund (the “Fund”): transfer of the advisory contract from Federated Equity Management Company of Pennsylvania to Federated MDTA LLC, a change to the name of the Fund from “Federated Hermes Clover Small Value Fund” to “Federated Hermes MDT Small Cap Value Fund,” a change to the Fund’s investment strategies and a change in a non-fundamental investment policy for the Fund. Also effective November 26, 2025, the portfolio management team managing the Fund will be comprised of Daniel J. Mahr, Damien Zhang, Frederick L. Konopka and John Paul Lewicke.These changes are subject to review and comment by the Staff of the Securities and Exchange Commission (the “Staff”) and may change because of the Staff’s review. Shareholders of the Fund will be informed of changes, if any, following the Staff’s review.Accordingly, on November 26, 2025, please make the following changes:1. Under “Fund Summary Information” in the section “What are the Fund’s Main Investment Strategies?” please delete the section in its entirety and replace it with the following:“The Fund seeks to achieve its objective by investing primarily in the common stock of small U.S. companies. The Fund’s investment adviser’s (“Adviser”) investment strategy utilizes a small capitalization (“small-cap”) value approach by selecting most of its investments from companies listed in the Russell 2000® Value Index, an index that measures the performance of those companies with lower price-to-book ratios and lower forecasted growth values within the small-cap segment of the U.S. equity universe, which includes the 2,000 smallest companies by market capitalization within the Russell 3000® Index (an index that includes the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market). As of July 31, 2025, companies in the Russell 2000® Value Index ranged in market capitalization from $56.2 million to $19.1 billion. The Fund’s investments may include, but are not limited to, equity securities of domestic issuers and real estate investment trusts (REITs). As the Fund’s sector exposure approximates the Russell 2000® Value Index, the Fund may, from time to time, have larger allocations to certain broad market sectors, such as financials and industrials.The Adviser implements its strategy using a quantitative model driven by fundamental and technical stock selection variables. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading cost basis. Additionally, risk is controlled through diversification constraints which limit exposure to individual companies as well as groups of correlated companies.Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small cap value investments. For purposes of this policy, small-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 2000 Index, and value investments will be defined as companies with value characteristics that meet the applicable parameters for inclusion in the Russell 3000 Value Index. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy.The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.”2. Under “Fund Summary Information” in the section “What are the Main Risks of Investing in the Fund?” please delete the following risks:Risk of Investing in ADRs and Domestically Traded Securities of Foreign Issuers, Risk of Investing in Derivative Contracts and Hybrid Instruments, Counterparty Credit Risk, Liquidity Risk, Leverage Risk and Technology Risk And add the following:“Quantitative Modeling Risk. The Fund employs quantitative models as a management technique. These models examine multiple economic factors using various proprietary and third-party data. The results generated by quantitative analysis may perform differently than expected and may negatively affect Fund performance for various reasons (for example, human judgment, data imprecision, software or other technology malfunctions, or programming inaccuracies).”3. Under “Fund Summary Information” in the section “Fund Management” please delete the section in its entirety and replace with the following:“The Fund’s Investment Adviser is Federated MDTA LLC.Daniel J. Mahr, CFA, Head of MDT, has been the Fund’s portfolio manager since November 2025.Damien Zhang, CFA, Head of MDT Research, has been the Fund’s portfolio manager since November 2025.Frederick L. Konopka, CFA, Portfolio and Trading Manager, has been the Fund’s portfolio manager since November 2025.John Paul Lewicke, Research Manager, has been the Fund’s portfolio manager since November 2025.”September 15, 2025Federated Hermes Clover Small Value Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ457082 (9/25)© 2025 Federated Hermes, Inc.Important Notice Regarding Change in Investment Policy and Fund NameFederated Hermes Clover Small Value FundA Portfolio of Federated Hermes Equity FundsCLASS A SHARES (TICKER VSFAX)
CLASS C SHARES (TICKER VSFCX)
CLASS R SHARES (TICKER VSFRX)
INSTITUTIONAL SHARES (TICKER VSFIX)
CLASS R6 SHARES (TICKER VSFSX)SUPPLEMENT TO CURRENT STATEMENT OF ADDITIONAL INFORMATION Effective November 26, 2025, the Board of Trustees of Federated Hermes Equity Funds has approved the following changes with respect to the Federated Hermes Clover Small Value Fund (the “Fund”): transfer of the advisory contract from Federated Equity Management Company of Pennsylvania to Federated MDTA LLC, a change to the name of the Fund from “Federated Hermes Clover Small Value Fund” to “Federated Hermes MDT Small Cap Value Fund,” a change to the Fund’s investment strategies and a change in a non-fundamental investment policy for the Fund. Also effective November 26, 2025, the portfolio management team managing the Fund will be comprised of Daniel J. Mahr, Damien Zhang, Frederick L. Konopka and John Paul Lewicke.These changes are subject to review and comment by the Staff of the Securities and Exchange Commission (the “Staff”) and may change because of the Staff’s review. Shareholders of the Fund will be informed of changes, if any, following the Staff’s review.Accordingly, on November 26, 2025, please make the following changes:1. Under the section entitled “How is the Fund Organized?” please delete the third and fifth paragraphs and replace with the following:“Effective November 26, 2025, the Fund changed its name from Federated Hermes Clover Small Value Fund to Federated Hermes MDT Small Cap Value Fund.The Fund’s investment adviser is Federated MDTA LLC (“Adviser”). Prior to November 26, 2025, Federated Equity Management Company of Pennsylvania was the investment adviser to the Fund. Prior to March 31, 2020, Federated Global Investment Management Corp. was the investment adviser to the Fund. Both the current Adviser and the former investment advisers are wholly owned subsidiaries of Federated Hermes, Inc.”2. Please add the following section, immediately following the section “How is the Fund Organized?”“Additional Investment StrategiesThe Fund’s principal investment strategies are described in the Fund’s Prospectus. As a non-principal investment strategy, the Fund may also invest in derivatives, such as options or futures, in a manner that is consistent with its investment objective.The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts and/or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative or hybrid in an attempt to benefit from changes in the value of the underlying investments. The Fund may also, for example, use derivative contracts to:■ obtain premiums from the sale of derivative contracts;■ realize gains from trading a derivative contract; or■ hedge against potential losses.There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund are included with in the Fund’s 80% policy and are calculated at market value.”3. Under the section entitled “Securities in Which the Fund Invests” please delete the following security disclosures:“Municipal Securities (A Fixed-Income Security),” “Collateralized Mortgage Obligations (CMOs) (A Type of Mortgage-Backed Security),” “IOs and POs (A Type of CMO)” and “Inflation-Protected Securities (A Fixed-Income Security).”And add the following security disclosures:“EQUITY SECURITIESEquity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the types of equity securities in which the Fund invests.Preferred StocksPreferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed-income security.WarrantsWarrants give the Fund the option to buy the issuer’s equity securities at a specified price (the “exercise price”) at a specified future date (the “expiration date”). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.CONVERTIBLE SECURITIESConvertible securities are fixed-income securities or preferred stocks that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.The Fund treats convertible securities as both fixed-income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.Depositary Receipts (A Type of Foreign Equity Security)Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.Foreign Government SecuritiesForeign government securities generally consist of fixed-income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the “World Bank”), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.Foreign government securities also include fixed-income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.Emerging Market SecuritiesAs a non-principal strategy, the Fund may also invest in emerging market countries or developing countries. Developing countries may impose restrictions on a Fund’s ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week. Furthermore, some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, a portfolio and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.Hybrid InstrumentsHybrid instruments combine elements of two different kinds of securities or financial instruments (such as a derivative contract). Frequently, the value of a hybrid instrument is determined by reference to changes in the value of a Reference Instrument (that is a designated security, commodity, currency, index, or other asset or instrument including a derivative contract). Hybrid instruments can take on many forms including, but not limited to, the following forms. First, a common form of a hybrid instrument combines elements of a derivative contract with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of a Reference Instrument. Second, a hybrid instrument may also combine elements of a fixed-income security and an equity security. Third, hybrid instruments may include convertible securities with conversion terms related to a Reference Instrument.Depending on the type and terms of the hybrid instrument, its risks may reflect a combination of the risks of investing in the Reference Instrument with the risks of investing in other securities, currencies and derivative contracts. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional securities or the Reference Instrument. Hybrid instruments are also potentially more volatile than traditional securities or the Reference Instrument. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.Credit Linked Note (A Type of Hybrid Instrument)A credit linked note (CLN) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) with respect to which the Reference Instrument is a single bond, a portfolio of bonds, or the unsecured credit of an issuer, in general (each a “Reference Credit”). The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of the Reference Credit. Upon maturity of the CLN, the Note Purchaser will receive a payment equal to: (i) the original par amount paid to the Note Issuer, if there is no occurrence of a designated event of default, restructuring or other credit event (each a “Credit Event”) with respect to the issuer of the Reference Credit; or (ii) the market value of the Reference Credit, if a Credit Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Credit in the event of a Credit Event. Most credit linked notes use a corporate bond (or a portfolio of corporate bonds) as the Reference Credit. However, almost any type of fixed-income security (including foreign government securities), index or derivative contract (such as a credit default swap) can be used as the Reference Credit.Equity Linked Note (A Type of Hybrid Instrument)An equity linked note (ELN) is a type of hybrid instrument that provides the noteholder with exposure to a single equity security, a basket of equity securities, or an equity index (the “Reference Equity Instrument”). Typically, an ELN pays interest at agreed rates over a specified time period and, at maturity, either converts into shares of a Reference Equity Instrument or returns a payment to the noteholder based on the change in value of a Reference Equity Instrument.Short SalesAs a non-principal strategy, the Fund has the ability to make short sales. Short sales are transactions where the Fund sells securities it does not own in anticipation of a decline in the market value of the securities. The Fund must borrow the security to deliver it to the buyer. The Fund is then obligated to replace the security borrowed at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrues on the security during the loan period. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. To the extent necessary to meet margin requirements, the broker will retain proceeds of the short sale until the short position is closed out. The Adviser anticipates that the frequency of short sales will vary substantially under different market conditions and the Fund does not intend that any significant amount of its assets, as a matter of practice, will be in short sales, if any.In addition to the short sales discussed above, the Fund also has the ability to make short sales “against the box,” a transaction in which the Fund enters into a short sale of a security owned by such Fund. A broker holds the proceeds of the short sale until the settlement date, at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale.When the Fund’s portfolio manager anticipates that the price of a security will decline, the portfolio manager may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. Use of short sales by the Fund may have the effect of providing the Fund with investment leverage.Securities LendingThe Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. An acceptable investment into which the Fund may reinvest cash collateral includes, among other acceptable investments, securities of affiliated money market funds (including affiliated institutional prime money market funds with a “floating” net asset value that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if net asset value decreases, result in the Fund having to cover the decrease in the value of the cash collateral).Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.Securities lending activities are subject to interest rate risks and credit risks. These transactions create leverage risks.Delayed Delivery TransactionsDelayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.Investing in Securities of Other Investment CompaniesThe Fund may invest its assets in securities of other investment companies, including the securities of affiliated and non-affiliated exchange-traded funds and money market funds (collectively, “Underlying Funds”), as an efficient means of implementing its investment strategies, managing its uninvested cash and/or other investment reasons consistent with the Fund’s investment objective and investment strategies. These Underlying Funds are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. These investments also can create conflicts of interest for the Adviser to the Fund and the investment adviser to the Underlying Fund. For example, a conflict of interest can arise due to the possibility that the Adviser to the Fund could make a decision to redeem the Fund’s investment in the Underlying Fund. In the case of an investment in an affiliated Underlying Fund, a conflict of interest can arise if, because of the Fund’s investment in the affiliated Underlying Fund, the Underlying Fund is able to garner more assets, thereby growing the Underlying Fund and increasing the management fees received by the investment adviser to the Underlying Fund, which would either be the Adviser or an affiliate of the Adviser. However, the Adviser believes that the benefits and efficiencies of making investments in Underlying Funds should outweigh the potential additional fees and/or expenses and resulting conflicts of interest. The Fund may invest in money market securities directly.Portfolio TurnoverThe Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.”4. Under the section entitled “Investment Risks” please remove the following risk disclosures:“Mid-Cap Company Risk,” “Large-Cap Company Risk” and “Issuer Credit Risk.”And add the following risk disclosures:“CREDIT RISKCredit risk includes the possibility that a party to a transaction (such as a derivative contract) involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.LIQUIDITY RISKTrading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes restricted.LEVERAGE RISKLeverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.RISK OF INVESTING IN EMERGING MARKET COUNTRIESSecurities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.RISK OF INVESTING IN ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERSBecause the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign companies may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information concerning companies in the United States.SHORT SELLING RISKA short sale by the Fund involves borrowing securities from a lender which are then sold in the open market. At a future date, the securities are repurchased by the Fund and returned to the lender. While the securities are borrowed, the proceeds from the sale are deposited with the lender and the Fund pays interest to the lender. If the value of the securities declines between the time that the Fund borrows the securities and the time it repurchases and returns the securities to the lender, the Fund makes a profit on the difference (less any interest the Fund is required to pay the lender). Short selling involves risk. There is no assurance that securities will decline in value during the period of the short sale and make a profit for the Fund. Securities sold short may instead appreciate in value creating a loss for the Fund. The Fund also may experience difficulties repurchasing and returning the borrowed securities if a liquid market for the securities does not exist. The lender may also recall borrowed securities at any time. The lender from whom the Fund has borrowed securities may go bankrupt and the Fund may lose the collateral it has deposited with the lender. The Fund will adhere to controls and limits that are intended to offset these risks by short selling only liquid securities and by limiting the amount of exposure for short sales.”5. Under the section entitled “Investment Objective and Investment Limitations” under “Non-Fundamental Names Rule Policy,” please replace the following disclosure in its entirety with the following:“Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small-cap value investments. For purposes of this 80% policy, the Adviser defines value investments as those that are either constituents within the Russell 3000 Value Index or with price/earnings ratios within the range of companies within the Russell 3000 Value Index. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy.”6. Under the section entitled “Who Manages and Provides Services to the Fund?” and sub-section “Portfolio Manager Information,” please remove the information for Stephen K. Gutch and replace with the following:“The following information is provided as of July 31, 2025.Daniel Mahr, Portfolio ManagerTypes of Accounts Managedby Daniel MahrTotal Number of Additional AccountsManaged/Total Assets*Registered Investment Companies15/$17.9 billionOther Pooled Investment Vehicles4/$1.5 billionOther Accounts169/$4.9 billion*None of the Accounts has an advisory fee that is based on the performance of the account.Dollar value range of shares owned in the Fund: None.Daniel Mahr is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.IPP is calculated based on certain other accounts managed by the portfolio manager. IPP is measured on a rolling one, three and five calendar year periods, typically, on a pre-tax gross total return basis versus a designated representative performance index and versus a designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.The allocation or weighting given to the other accounts for which Mr. Mahr is responsible when his compensation is calculated may be equal or can vary. For purposes of calculating the annual incentive amount, each account managed by the portfolio manager is categorized into multiple designated sub-groups, which may be further broken down by Strategies (which may be adjusted periodically). The annual incentive amount is based on the composite investment performance of each Strategy, which is measured against the Strategy’s designated benchmark and a designated peer group of comparable accounts.As noted above, Mr. Mahr is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks. Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ (and may be adjusted periodically). A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).In addition, Mr. Mahr was awarded a grant of restricted Federated Hermes stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated Hermes’ senior management.Damien Zhang, Portfolio ManagerTypes of Accounts Managedby Damien ZhangTotal Number of Additional AccountsManaged/Total Assets*Registered Investment Companies15/$17.9 billionOther Pooled Investment Vehicles4/$1.5 billionOther Accounts169/$4.9 billion*None of the Accounts has an advisory fee that is based on the performance of the account.Dollar value range of shares owned in the Fund: None.Damien Zhang is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.IPP is calculated based on certain other accounts managed by the portfolio manager. IPP is measured on a rolling one, three and five calendar year periods, typically, on a pre-tax gross total return basis versus a designated representative performance index and versus a designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.The allocation or weighting given to the other accounts for which Mr. Zhang is responsible when his compensation is calculated may be equal or can vary. For purposes of calculating the annual incentive amount, each account managed by the portfolio manager is categorized into multiple designated sub-groups, which may be further broken down by Strategies (which may be adjusted periodically). The annual incentive amount is based on the composite investment performance of each Strategy, which is measured against the Strategy’s designated benchmark and a designated peer group of comparable accounts.As noted above, Mr. Zhang is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks. Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ (and may be adjusted periodically). A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).In addition, Mr. Zhang was awarded a grant of restricted Federated Hermes stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated Hermes’ senior management.Fred Konopka, Portfolio ManagerTypes of Accounts Managedby Fred KonopkaTotal Number of Additional AccountsManaged/Total Assets*Registered Investment Companies15/$17.9 billionOther Pooled Investment Vehicles4/$1.5 billionOther Accounts169/$4.9 billion*None of the Accounts has an advisory fee that is based on the performance of the account.Dollar value range of shares owned in the Fund: None.Fred Konopka is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.IPP is calculated based on certain other accounts managed by the portfolio manager. IPP is measured on a rolling one, three and five calendar year periods, typically, on a pre-tax gross total return basis versus a designated representative performance index and versus a designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.The allocation or weighting given to the other accounts for which Mr. Konopka is responsible when his compensation is calculated may be equal or can vary. For purposes of calculating the annual incentive amount, each account managed by the portfolio manager is categorized into multiple designated sub-groups, which may be further broken down by Strategies (which may be adjusted periodically). The annual incentive amount is based on the composite investment performance of each Strategy, which is measured against the Strategy’s designated benchmark and a designated peer group of comparable accounts.As noted above, Mr. Konopka is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks. Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ (and may be adjusted periodically). A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).John Paul Lewicke, Portfolio ManagerTypes of Accounts Managedby John Paul LewickeTotal Number of Additional AccountsManaged/Total Assets*Registered Investment Companies15/$17.9 billionOther Pooled Investment Vehicles4/$1.5 billionOther Accounts169/$4.9 billion*None of the Accounts has an advisory fee that is based on the performance of the account.Dollar value range of shares owned in the Fund: $10,001-$50,000.John Paul Lewicke is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.IPP is calculated based on certain other accounts managed by the portfolio manager. IPP is measured on a rolling one, three and five calendar year periods, typically, on a pre-tax gross total return basis versus a designated representative performance index and versus a designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.The allocation or weighting given to the other accounts for which Mr. Lewicke is responsible when his compensation is calculated may be equal or can vary. For purposes of calculating the annual incentive amount, each account managed by the portfolio manager is categorized into multiple designated sub-groups, which may be further broken down by Strategies (which may be adjusted periodically). The annual incentive amount is based on the composite investment performance of each Strategy, which is measured against the Strategy’s designated benchmark and a designated peer group of comparable accounts.As noted above, Mr. Lewicke is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks. Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ (and may be adjusted periodically). A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).In addition, Mr. Lewicke was awarded a grant of restricted Federated Hermes stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated Hermes’ senior management.7. Under the section entitled “Addresses,” please delete the investment adviser address and replace with the following:“Federated MDTA LLC
125 High Street
Oliver Tower, 21st Floor
Boston, MA 02110-2704”September 15, 2025Federated Hermes Clover Small Value Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ457080 (9/25)© 2025 Federated Hermes, Inc.